Financial instruments (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Commitments [Abstract]
Disclosure of maturity analysis of commitments	The table below outlines the maturity analysis as at March 31, 2023 for the Company's short-term leases and variable lease payments, and for the minimum fixed and determinable portion of the Company's material unconditional purchase obligations:

	< 1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Short-term leases and variable lease payments	3,106	8,503	3,161	14,770
Material unconditional purchase obligations	32,077	85,441	—	117,518

Total contractual obligations	35,183	93,944	3,161	132,288